RELATED-PARTY TRANSACTIONS - Schedule of Transactions Between Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Accounts receivable	R$ 2,752,194	R$ 1,775,374
Leases	(12,711,063)	(21,378,847)
Breeze
Disclosure of transactions between related parties [line items]
Maintenance reserves	0	2,703
Interest incurred	0	1,754	R$ 5,824
ALAB
Disclosure of transactions between related parties [line items]
Maintenance reserves	0	(11,411)
Interest incurred	84,548	78,451	R$ 17,106
Leases	(295,954)	(473,428)
Azorra
Disclosure of transactions between related parties [line items]
Accounts receivable	0	118,013
Maintenance reserve	15,418	0
Security deposits	52,840	46,213
Azul Investments
Disclosure of transactions between related parties [line items]
Leases – Notes	0	(96,458)
Azul
Disclosure of transactions between related parties [line items]
Leases – Convertible to equity	R$ 0	R$ (150,441)